Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail)	12 Months Ended
	Dec. 31, 2021 Years ¥ / shares	Dec. 31, 2020 Years yr ¥ / shares	Dec. 31, 2019 yr Years ¥ / shares
Trinomial Tree Model [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date			¥ 15.84
Exercise price			13.34
Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		¥ 21.55
Exercise price		21.65
Binomial Method [Member] | USISH core employees stock ownership plan restricted shares amended in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date			16.60
Exercise price			¥ 13.34
Expected volatility			57.21%
Lock-up periods | Years			1
Risk free interest rate			1.55%
Binomial Method [Member] | USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date			¥ 16.30
Exercise price			¥ 13.34
Expected volatility			47.77%
Lock-up periods | Years			1
Risk free interest rate			2.70%
Binomial Method [Member] | USISH employee stock ownership restricted stock ownership plan amendment 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		¥ 24.30
Expected volatility		56.97%
Lock-up periods | Years		1.3
Risk free interest rate		2.63%
Binomial Method [Member] | USISH employee stock ownership restricted stock ownership plan amendment 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date	¥ 14.65
Expected volatility	47.15%
Lock-up periods | Years	1.3
Risk free interest rate	2.34%
Bottom of range [member] | Trinomial Tree Model [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility			45.07%
Expected lives | yr			3
Risk free interest rate			2.80%
Bottom of range [member] | Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		48.14%
Expected lives | yr		2.2
Risk free interest rate		2.80%
Top of range [member] | Trinomial Tree Model [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility			51.80%
Expected lives | yr			5
Risk free interest rate			2.97%
Top of range [member] | Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		53.57%
Expected lives | yr		4.2
Risk free interest rate		2.99%